Other Long-Term Liabilities - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Inflation rate	2.00%	2.00%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 5,861	$ 5,771	$ 3,886
Balance – end of year	6,806	5,861	5,771
Less: current portion	249	184	208
Non-current asset retirement obligation	$ 6,557	$ 5,677	$ 5,563
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Weighted average discount rate	4.00%	3.70%	3.80%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	$ 5	$ 5	$ 15
Liabilities acquired, net	76	13	198
Liabilities settled	(307)	(249)	(296)
Asset retirement obligation accretion	185	205	190
Revision of cost and timing estimates	1,716	(134)	412
Change in discount rates	(723)	253	1,412
Foreign exchange adjustments	$ (7)	$ (3)	$ (46)